Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) (Parenthetical)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Aug. 16, 2017 USD ($)	Aug. 16, 2017 CNY (¥)
Construction-in-progress	$ 600,000
Future minimum capital expenditures on the construction-in-progress	1,500,000
Future minimum capital expenditures on the construction-in-progress next twelve months	600,000
Unused line of credit	7,100,000
PRC Banks [Member]
Unused line of credit	7,100,000
RMB [Member]
Unused line of credit	48,000,000
Xi'an App-Chem Bio(Tech) Co., Ltd [Member]
Construction-in-progress	$ 12,500,000		$ 14,000,000
Xi'an App-Chem Bio(Tech) Co., Ltd [Member] | RMB [Member]
Construction-in-progress | ¥		¥ 84,300,000		¥ 95,000,000